Leases (Details 4) $ in Thousands	Dec. 31, 2025 USD ($)
Sales-Type and Direct Financing Leases, Payment to be Received, Fiscal Year Maturity [Abstract]
2026	$ 113
2027	113
2028	113
2029	113
2030	112
Thereafter	535
Total undiscounted cash flows	$ 1,099